Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

November 22, 2017

Banc of America Merrill Lynch Large Loan, Inc. (the “Company”)

One Bryant Park
New York, NY 10036

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressee of this report Bank of America, N.A. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to the Commercial Mortgage Pass-Through Certificates, Series 2017-SCH transaction (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Offering Documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Offering Documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to December 9th, 2017.
•	The excel file provided to us by the Company titled “BAMLL 2017-SCH – Accounting Tape 11_21.xlsx”, which includes certain attributes related to the portfolio of mortgage loans as of the Cut-off Date shall be herein referred to as the “Final Data File”.
•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the client related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Promissory Note” refers to the promissory note, promissory note riders and/or assumptions of the promissory note or the equivalent, as contained in the Loan File.
•	The phrase “Loan Agreement” refers to the Loan Agreement, other security agreements, riders and/or assumptions to the Loan Agreement or the equivalent, as contained in the Loan File.
•	The phrase “Mezzanine Loan Documents” refers to the mezzanine note, mezzanine loan agreement, or any junior other document in the Loan File.
•	The phrase “Senior Loan Documents” refers to the first mortgage note, first lien mortgage note, or any other senior document in the Loan File.
•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

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•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, as included in the Loan File.
•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds, as included in the Loan File.
•	The phrase “Assignment of Management Agreement” refers to the assignment of management agreement or original management agreement as contained in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy as included in the Loan File.
•	The phrase “Ground Lease” refers to the signed ground lease agreement as included in the Loan File.
•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Underwriting Schedule” refers to the cash flow statements included in the Loan File.
•	The phrase “Reserve Schedule” refers to the servicing schedule provided in the Loan File.
•	The phrase “Fee Schedule” refers to the documentation for the Master Servicing Fee, Primary Servicing Fee, Trustee & Paying Agent Fee, CREFC Royalty Fee, Subservicer Fee for the Transaction.
•	The phrase “LIBOR Rate Assumption” refers to the LIBOR assumption of 1.25% provided by the Client

From November 8th, 2017 through November 21, 2017, the Company provided us with the Source Documents related to the mortgage loans secured by properties, herein referred to as the “Underlying Assets”. For each of the Underlying Assets set forth in the Final Data File, we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset(s) as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The results of the foregoing indicated that a comparison of the items as enumerated in Exhibit A to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 22, 2017

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Seller	Loan Agreement	The lender, as stated in the Loan Agreement	None
2	% of Pooled Trust Asset Balance	Calculation	Computation in which the respective loans Trust Asset Cut-off Balance was divided by the sum of each loans Trust Asset Cut-off Balance.	None
3	Loan or Property	Calculation	Loan for each loan and property for each property within the portfolio	None
4	Loan Count	Calculation	1 for each loan	None
5	# of Props	Calculation	Sum of the total number of properties securing the loan.	None
6	Street Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
7	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
8	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
9	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
10	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
11	Property Sub-Type	Appraisal Report	The property subtype, as stated in the Appraisal Report.	None
12	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
13	Year Renovated	Appraisal Report	The year renovated, as stated in the Appraisal Report.	None
14	Units	Underwriting Schedule	Number of rooms, as stated in the Underwriting Schedule.	None
15	Unit Type	Underwriting Schedule	Unit Type, as stated in the Underwriting Schedule.	None
16	Occupancy	Underwriting Schedule	Most Recent Occupancy, as stated in the Underwriting Schedule.	None
17	Occupancy Date	Underwriting Schedule	Most Recent Occupancy Date, as stated in the Underwriting Schedule.	None
18	Total Debt Original Balance	Calculation	Computation in which the Whole Loan Original Balance and Mezzanine Debt Original Balance were summed.	None
19	Whole Loan Original Balance	Loan Agreement	The whole loan original loan amount, as stated in the Loan Agreement.	None
20	Trust Asset Original Balance	Schedule	The trust asset original loan amount, as provided in a Schedule.	None
21	Mezzanine Debt Original Balance	Mezzanine Loan Documents	The Mezzanine Original Loan Amount, as stated in the Mezzanine Loan Documents.	None
22	Total Debt Cut-off Balance	Calculation	Computation in which the Whole Loan Cut-Off Balance and Mezzanine Debt Cut-off Balance were summed.	None
23	Whole Loan Cut-off Balance	Calculation	The Whole Loan Original Balance for interest only loans.	None
24	Trust Asset Cut-off Balance	Calculation	The Trust Asset Original Balance for interest only loans.	None
25	Mezzanine Debt Cut-off Balance	Calculation	The Mezzanine Original Loan Balance for interest only loans.	None
26	Total Debt Initial Maturity Balance	Calculation	Computation in which the Whole Loan Initial Maturity Balance and Mezzanine Debt Initial Maturity Balance were summed.	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
27	Whole Loan Initial Maturity Balance	Calculation	The Whole Loan Original Balance for interest only loans.	None
28	Trust Asset Initial Maturity Balance	Calculation	The Trust Asset Original Balance for interest only loans.	None
29	Mezzanine Debt Initial Maturity Balance	Calculation	The Mezzanine Original Loan Balance for interest only loans.	None
30	Trust Asset Loan Per Unit	Calculation	Computation in which the respective loans Whole Loan Cut-off Balance was divided by the number of Units	None
31	Whole Loan Loan Per Unit	Calculation	Computation in which the respective loans Whole Loan Cut-off Balance was divided by the number of Units	None
32	Total Debt Loan Per Unit	Calculation	Computation in which the respective loans Total Debt Cut-off Balance was divided by the number of Units
33	Amortization Type (During Initial Term and Extended Term)	Loan Agreement	Balloon, when the interest only term is equal to zero; or	None
			Interest Only, when the IO Period is equal to the Original Term; or	None
			Fully Amortizing, when the Original Term is equal to the Original Amortization Term; or	None
			Partial IO, when the IO Period is greater than zero and less than Original Term.	None
34	Accrual Basis	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.
35	Original Term (Excluding Extensions)	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Initial Maturity Date were counted.	None
36	Original Amortization Term (Excluding Extensions)	Loan Agreement	The amortization period, as stated in the Loan Agreement. 0 if the loan is interest only.	None
37	Original Term (Including Extension Options)	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Fully Extended Maturity Date were counted.	None
38	IO Period	Calculation	Computation in which the number of interest only monthly payments occurring between the respective loan’s First Payment Date and the corresponding Initial Maturity Date were counted.	None
39	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
40	Remaining Term to Maturity	Calculation	Computation in which the respective loan’s Seasoning was subtracted from the corresponding Original Term (Excluding Extension).	None
41	Remaining Amortization Term	Calculation	Computation in which the number of months of Seasoning as of Cut-off Date that exceed the IO Period was deducted from the Original Amortization Term (Excluding Extension). 0 if loan is interest only.	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
42	Remaining Term (Including Extensions)	Calculation	Computation in which the respective loan’s Seasoning was subtracted from the corresponding Original Term (Including Extensions).	None
43	Remaining Amortization Term (Including Extensions)	Calculation	Computation in which the number of months of Seasoning as of Cut-off Date that exceed the IO Period was deducted from the Original Amortization Term (Excluding Extension Options). 0 if loan is interest only.	None
44	Note Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
45	First Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
46	Initial Maturity Date	Loan Agreement	The initial maturity date, as stated in the Loan Agreement.	None
47	Extension Options (Yes/No)	Loan Agreement	Yes if the loan has Extension options, No if there are no extension options, as stated in the Loan Agreement.	None
48	Extension Options Description	Loan Agreement	The number of extension options and term for each extension option, as stated in the Loan Agreement.	None
49	Fully Extended Maturity Date	Loan Agreement	Extended maturity date assuming all Extension Options are exercised, as stated in the Loan Agreement.	None
50	First Extension Fee	Loan Agreement	The fee associated with the first extension option. 0% if no fee is required.	None
51	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. 0% if no fee is required.	None
52	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. 0% if no fee is required.	None
53	Fourth Extension Fee	Loan Agreement	The fee associated with the fourth extension option. 0% if no fee is required.	None
54	Extension Test Description	Loan Agreement	Requirements for extension, as stated in the Loan Agreement.	None
55	Extension Spread Increase (Yes/No)	Loan Agreement	Spread increase associated with each extension option, as stated in the Loan Agreement.	None
56	Extension Spread Increase Description	Loan Agreement	The spread increase amount during the extension period, as stated in the Loan Agreement.	None
57	Exit Fees	Loan Agreement	The fee associated with exiting the respective loan. 0% if no fee is required.	None
58	Payment Day of Month	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
59	Payment Date Business Day Convention)	Loan Agreement	Payment date business day convention, as stated in the Loan Agreement.	None
60	Payment Grace Period Event of Default	Loan Agreement	The number of grace period days for the monthly payment prior to triggering a default, as stated in the Loan Agreement. 0, if there is no grace period.	None
61	Payment Grace Period Event of Late Fee	Loan Agreement	The number of grace period days for the monthly payment prior to triggering a late fee, as stated in the Loan Agreement. 0, if there is no grace period.	None
62	Balloon Grace Period Event of Default	Loan Agreement	The number of grace period days for the balloon payment prior to triggering a default, as stated in the Loan Agreement. 0, if there is no grace period.	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
63	Balloon Grace Period Event of Late Fee	Loan Agreement	The number of grace period days for the balloon payment prior to triggering a late fee, as stated in the Loan Agreement. 0, if there is no grace period.	None
64	Interest accrual period start	Loan Agreement	Day of the month on which interest begins to accrue for the next payment, as stated in the Loan Agreement.	None
65	Interest accrual period end	Loan Agreement	Day of the month on which interest stops accruing for the next payment, as stated in the Loan Agreement.	None
66	Interest rate adjustment frequency	Loan Agreement	Interest rate adjustment frequency, as stated in the Loan Agreement	None
67	LIBOR rounding methodology	Loan Agreement	LIBOR rounding methodology, as stated in the Loan Agreement.	None
68	LIBOR Lookback Days	Loan Agreement	The LIBOR determination date, as stated in the Loan Agreement.	None
69	LIBOR Floor	Loan Agreement	The LIBOR floor, as stated in the Loan Agreement.	None
70	LIBOR Cap	Interest Rate Cap Agreement	The LIBOR Cap, as stated in the Interest Rate Cap Agreement.	None
71	LIBOR Cap after Extension	Loan Agreement	The LIBOR cap strike price required during the extension period, as stated in the Loan Agreement.	None
72	LIBOR Cap expiration date	Interest Rate Cap Agreement	The LIBOR Cap expiration date, as stated in the Interest Rate Cap Agreement.	None
73	LIBOR Cap provider	Interest Rate Cap Agreement	The LIBOR Cap provider, as stated in the Interest Rate Cap Agreement.	None
74	LIBOR Cap provider rating (Moody's/S&P/Fitch)	Bloomberg	The Credit Rating of the LIBOR Cap Provider, as stated on Bloomberg	None
75	Total Debt Margin	Calculation	A computation in which the Whole Loan Margin and Mezzanine Margin is multiplied by the respective, Whole Loan Cut-off Balance and Mezzanine Debt Cut-off Balance and then divided by the sum of the Whole Loan Cut-off Balance and Mezzanine Debt Cut-off Balance.	None
76	Whole Loan Margin	Loan Agreement	Margin, as stated in the Loan Agreement.	None
77	Trust Asset Margin	Loan Agreement	Margin, as stated in the Loan Agreement.	None
78	Mezzanine Margin	Mezzanine Loan Documents	Margin, as stated in the Mezzanine Loan Agreement; 0 if there is no mezzanine debt.	None
79	Total Debt Interest Rate	Calculation	Computation in which the Total Debt Margin was summed with the LIBOR Rate Assumption	None
80	Whole Loan Interest Rate	Calculation	Computation in which the Whole Loan Margin was summed with the LIBOR Rate Assumption	None
81	Trust Asset Interest Rate	Calculation	Computation in which the Trust Asset Margin was summed with the LIBOR Rate Assumption	None
82	Total Debt Interest Rate (At LIBOR Cap)	Calculation	Computation in which the Total Debt Margin was summed with the LIBOR Cap	None
83	Whole Loan Interest Rate (At LIBOR Cap)	Calculation	Computation in which the Whole Loan Margin was summed with the LIBOR Cap	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
84	Trust Asset Interest Rate (At LIBOR Cap)	Calculation	Computation in which the Trust Asset Margin was summed with the LIBOR Cap	None
85	Prepayment String	Loan Agreement	Computation in which the number of monthly payments during the spread maintenance period and open period, as stated in the Loan Agreement, were counted.	None
86	Lockout Payments	Calculation	Computation in which the number of payments during the Lockout period, as stated in the Loan agreement, were counted.	None
87	SM Payments	Calculation	Computation in which the number of payments during the Spread Maintenance period, as stated in the Loan agreement, were counted.	None
88	Open Payments	Calculation	Computation in which the number of payments during the Open Payment period, as stated in the Loan agreement, were counted.	None
89	Lockout End Date	Calculation	The date in which the lockout period ends, as stated in the Loan Agreement. N/A if there is no lockout period.	None
90	Prepay Period End Date	Calculation	The date in which the spread maintenance period ends, as stated in the Loan Agreement.	None
91	Partially Prepayable without Penalty	Loan Agreement	Yes, if partially prepayable without penalty; No, if not partially prepayable, as stated in the Loan Agreement.	None
92	Partially Prepayable without Penalty Description	Loan Agreement	Description of requirements for partial prepayment, as stated in the Loan Agreement.	None
93	Partial Collateral Release (Y/N)	Loan Agreement	Yes, if a partial release is permitted; No, if a partial release is not permitted, as stated in the Loan Agreement.	None
94	Partial Collateral Release Description	Loan Agreement	Description of requirements for release parcel, as stated in the Loan Agreement.	None
95	Substitution Allowed (Y/N)	Loan Agreement	Yes, if substitution is permitted; No, if substitution is not permitted, as stated in the Loan Agreement.	None
96	Substitution Provision Description	Loan Agreement	Description of requirements for substitution, as stated in the Loan Agreement.	None
97	LockBox (Y/N)	Loan Agreement	Yes, if there is a lockbox as indicated in the Loan Agreement. No, if there is no agreement in place.	None
98	Lockbox Type	Loan Agreement	Hard or Soft as indicated in the Loan Agreement. N/A, if there is no agreement in place.	None
99	Cash Management Type	Loan Agreement	Description of the cash management arrangement, as indicated in the Loan Agreement. N/A, if there is no agreement in place.	None
100	Initial Tax Escrow	Settlement Statement, Reserve Schedule	Initial tax reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
101	Monthly Tax Escrow	Settlement Statement	Monthly tax reserve amount, as stated in the Settlement Statement. $0 if none listed.	$1.00
102	Monthly Tax Escrow Cap	Loan Agreement	Tax escrow cap, as stated in the Loan Agreement.	$1.00
103	Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement	The springing tax escrow description, as state in the Loan Agreement. N/A if the reserve is not springing.	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
104	Initial Insurance Escrow	Settlement Statement, Reserve Schedule	Initial insurance reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
105	Monthly Insurance Escrow	Settlement Statement	Monthly Insurance reserve amount, as stated in the Settlement Statement. $0 if none listed.	$1.00
106	Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement	The springing insurance escrow description, as state in the Loan Agreement. N/A if the reserve is not springing.	None
107	Replacement Reserves Initial Deposit Amount	Settlement Statement, Reserve Schedule	Initial replacement reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
108	Replacement Reserves Monthly Deposit Amount	Loan Agreement, Settlement Statement	Monthly replacement reserve amount, as stated in the Loan Agreement or Settlement Statement. $0 if none listed.	$1.00
109	Replacement Reserves Escrow Cap	Loan Agreement	Replacement reserve cap, as stated in the Loan Agreement.	$1.00
110	Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement	The springing replacement reserve description, as state in the Loan Agreement. N/A if the reserve is not springing.	None
111	Upfront Capex Reserve	Settlement Statement, Reserve Schedule	Initial capex reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
112	Initial TI/LC Amount	Settlement Statement, Reserve Schedule	Initial TI/LC reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
113	Monthly TI/LC Reserve	Loan Agreement / Settlement Statement	Monthly TI/LC replacement reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
114	TI/LC Reserve Cap	Loan Agreement	TI/LC reserve cap, as stated in the Loan Agreement.	$1.00
115	Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement	The springing TI/LC reserve description, as state in the Loan Agreement. N/A if the reserve is not springing.	None
116	Other Escrow Description	Loan Agreement	Description of upfront other reserves, as stated in the Loan Agreement. N/A if none listed.	None
117	Other Escrow Initial Amount	Loan Agreement, Settlement Statement	Initial other reserve amount, as stated in the Settlement Statement or Reserve Schedule. $0 if none listed.	$1.00
118	Other Escrow Monthly Amount	Loan Agreement, Settlement Statement	Monthly other reserve amount, as stated in the Loan Agreement or Settlement Statement. $0 if none listed.	$1.00
119	Other Escrow Monthly Cap	Loan Agreement	Other reserve cap, as stated in the Loan Agreement.	$1.00
120	Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement	The springing other escrow description, as state in the Loan Agreement. N/A if the reserve is not springing.	None
121	Appraised Value ($)	Appraisal	The appraised value, as stated in the Appraisal.	None
122	Appraisal Type	Appraisal	As-Is or As Stabilized based on Appraised Value ($).	None
123	Date of Appraisal (Valuation Date)	Appraisal	Appraisal valuation date, as stated in the Appraisal.	None
124	Appraised Value ($) / Unit	Calculation	Computation in which the Appraised Value ($) was divided by the corresponding number of Units.	None
125	Phase I Date	Enviornmental Report	Report date, as stated in the Environmental Report.	None

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Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
126	Phase II Recommended	Enviornmental Report	Yes, if a Phase II was recommended; No, if a Phase II was not recommended, as stated in the Environmental Report.	None
127	Phase II Date	Phase II Enviornmental Report	Report date, as stated in the Phase II Environmental Report. N/A if a Phase II Environmental Report was not provided.	None
128	Engineering Report Date	Engineering Report	Report date, as stated in the Engineering Report.	None
129	Seismic Report Date	Seismic Report	Report date, as stated in the Seismic Report. N/A if a Seismic Report was not provided.	None
130	Seismic PML%	Seismic Report	PML %, as stated in the Seismic Report. N/A if a Seismic Report was not provided.	None
131	Ownership Interest	Title Policy	The ownership interest, as stated in the Title Policy.	None
132	2013 Occupancy %	Underwriting Schedule	The 2013 occupancy, as stated in the Underwriting Schedule.	0.01%
133	2013 ADR	Underwriting Schedule	The 2013 ADR, as stated in the Underwriting Schedule.	$1.00
134	2013 RevPAR	Underwriting Schedule	The 2013 RevPAR, as stated in the Underwriting Schedule.	$1.00
135	2014 Occupancy %	Underwriting Schedule	The 2014 occupancy, as stated in the Underwriting Schedule.	0.01%
136	2014 ADR	Underwriting Schedule	The 2014 ADR, as stated in the Underwriting Schedule.	$1.00
137	2014 RevPAR	Underwriting Schedule	The 2014 RevPAR, as stated in the Underwriting Schedule.	$1.00
138	2015 Occupancy %	Underwriting Schedule	The 2015 occupancy, as stated in the Underwriting Schedule.	0.01%
139	2015 ADR	Underwriting Schedule	The 2015 ADR, as stated in the Underwriting Schedule.	$1.00
140	2015 RevPAR	Underwriting Schedule	The 2015 RevPAR, as stated in the Underwriting Schedule.	$1.00
141	2016 Occupancy %	Underwriting Schedule	The 2016 occupancy, as stated in the Underwriting Schedule.	0.01%
142	2016 ADR	Underwriting Schedule	The 2016 ADR, as stated in the Underwriting Schedule.	$1.00
143	2016 RevPAR	Underwriting Schedule	The 2016 RevPAR, as stated in the Underwriting Schedule.	$1.00
144	Most Recent Occupancy % (Hotel Only)	Underwriting Schedule	The most recent occupancy, as stated in the Underwriting Schedule.	0.01%
145	Most Recent ADR	Underwriting Schedule	The most recent ADR, as stated in the Underwriting Schedule.	$1.00
146	Most Recent RevPAR	Underwriting Schedule	The most recent RevPar, as stated in the Underwriting Schedule.	$1.00
147	UW Occupancy %	Underwriting Schedule	The UW occupancy, as stated in the Underwriting Schedule.	0.01%
148	UW ADR	Underwriting Schedule	The UW ADR, as stated in the Underwriting Schedule.	$1.00
149	UW RevPAR	Underwriting Schedule	The UW RevPAR, as stated in the Underwriting Schedule.	$1.00
150	2013 Revenues	Underwriting Schedule	The 2013 Revenues, as stated in the Underwriting Schedule.	$1.00
151	2013 Total Expenses	Underwriting Schedule	The 2013 Total Expenses, as stated in the Underwriting Schedule.	$1.00
152	2013 NOI	Underwriting Schedule	The 2013 NOI, as stated in the Underwriting Schedule.	$1.00
153	2013 NCF	Underwriting Schedule	The 2013 NCF, as stated in the Underwriting Schedule.	$1.00
154	2014 Revenues	Underwriting Schedule	The 2014 Revenues, as stated in the Underwriting Schedule.	$1.00
155	2014 Total Expenses	Underwriting Schedule	The 2014 Total Expenses, as stated in the Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
156	2014 NOI	Underwriting Schedule	The 2014 NOI, as stated in the Underwriting Schedule.	$1.00
157	2014 NCF	Underwriting Schedule	The 2014 NCF, as stated in the Underwriting Schedule.	$1.00
158	2015 Revenues	Underwriting Schedule	The 2015 Revenues, as stated in the Underwriting Schedule.	$1.00
159	2015 Total Expenses	Underwriting Schedule	The 2015 Total Expenses, as stated in the Underwriting Schedule.	$1.00
160	2015 NOI	Underwriting Schedule	The 2015 NOI, as stated in the Underwriting Schedule.	$1.00
161	2015 NCF	Underwriting Schedule	The 2015 NCF, as stated in the Underwriting Schedule.	$1.00
162	2016 Revenues	Underwriting Schedule	The 2016 Revenues, as stated in the Underwriting Schedule.	$1.00
163	2016 Total Expenses	Underwriting Schedule	The 2016 Total Expenses, as stated in the Underwriting Schedule.	$1.00
164	2016 NOI	Underwriting Schedule	The 2016 NOI, as stated in the Underwriting Schedule.	$1.00
165	2016 NCF	Underwriting Schedule	The 2016 NCF, as stated in the Underwriting Schedule.	$1.00
166	Most Recent Revenues	Underwriting Schedule	The revenues for the most recent cash flows, as stated in the Underwriting Schedule.	$1.00
167	Most Recent Total Expenses	Underwriting Schedule	The total expenses for the most recent cash flows, as stated in the Underwriting Schedule.	$1.00
168	Most Recent NOI	Underwriting Schedule	The NOI for the most recent cash flows, as stated in the Underwriting Schedule.	$1.00
169	Most Recent NCF	Underwriting Schedule	The NCF for the most recent cash flows, as stated in the Underwriting Schedule.	$1.00
170	As of	Underwriting Schedule	The as of date for the most recent cash flows, as stated in the Underwriting Schedule.	None
171	Underwritten Total Revenue ($)	Underwriting Schedule	The underwritten total revenue, as stated in the Underwriting Schedule	$1.00
172	Underwritten Total Expenses ($)	Underwriting Schedule	The underwritten total expenses, as stated in the Underwriting Schedule	$1.00
173	Underwritten NOI ($)	Underwriting Schedule	The underwritten NOI, as stated in the Underwriting Schedule	$1.00
174	Underwritten Capital Items ($)	Underwriting Schedule	The underwritten capital items, as stated in the Underwriting Schedule	$1.00
175	Underwritten Net Cash Flow ($)	Underwriting Schedule	The underwritten NCF, as stated in the Underwriting Schedule	$1.00
176	Underwritten Economic Occupancy	Underwriting Schedule	The underwritten economic occupancy, as stated in the Underwriting Schedule	0.01%
177	Annual Total Debt Debt Service	Calculation	Computation in which the Total Debt Interest Rate was multiplied by the Total Debt Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
178	Monthly Total Debt Debt Service	Calculation	Computation in which the Annual Total Debt Debt Service was divided by 12.	None
179	Annual Whole Loan Debt Service	Calculation	Computation in which the Whole Loan Interest Rate was multiplied by the Whole Loan Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
180	Monthly Whole Loan Debt Service	Calculation	Computation in which the Annual Whole Loan Debt Service was divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
181	Annual Trust Asset Debt Service	Calculation	Computation in which the Trust Asset Interest Rate was multiplied by the Trust Asset Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
182	Monthly Trust Asset Debt Service	Calculation	Computation in which the Annual Trust Asset Debt Service was divided by 12.	None
183	Annual Total Debt Debt Service (at LIBOR Cap)	Calculation	Computation in which the Total Debt Interest Rate (At LIBOR Cap) was multiplied by the Total Debt Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
184	Monthly Total Debt Debt Service (at LIBOR Cap)	Calculation	Computation in which the Annual Total Debt Debt Service (at LIBOR Cap) was divided by 12.	None
185	Annual Whole Loan Debt Service (at LIBOR Cap)	Calculation	Computation in which the Whole Loan Interest Rate (At LIBOR Cap) was multiplied by the Whole Loan Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
186	Monthly Whole Loan Debt Service (at LIBOR Cap)	Calculation	Computation in which the Annual Whole Loan Debt Service (at LIBOR Cap) was divided by 12.	None
187	Annual Trust Asset Debt Service (at LIBOR Cap)	Calculation	Computation in which the Trust Asset Interest Rate (At LIBOR Cap) was multiplied by the Trust Asset Cut-off Balance. The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
188	Monthly Trust Asset Debt Service (at LIBOR Cap)	Calculation	Computation in which the Annual Trust Asset Debt Service (at LIBOR Cap) was divided by 12.	None
189	Trust Asset NOI DSCR	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Trust Debt Service.	None
190	Trust Asset NCF DSCR	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Trust Debt Service.	None
191	Trust Asset NOI DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Trust Debt Service (at LIBOR Cap).	None
192	Trust Asset NCF DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Trust Debt Service (at LIBOR Cap).	None
193	Whole Loan NOI DSCR	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Whole Loan Debt Service.	0.01
194	Whole Loan NCF DSCR	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Whole Loan Debt Service.	0.01
195	Whole Loan NOI DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Whole Loan Debt Service (at LIBOR Cap).	0.01
196	Whole Loan NCF DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Whole Loan Debt Service (at LIBOR Cap).	0.01

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
197	Total Debt NOI DSCR	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Total Debt Debt Service.	0.01
198	Total Debt NCF DSCR	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Total Debt Debt Service.	0.01
199	Total Debt NOI DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Annual Total Debt Debt Service (at LIBOR Cap).	0.01
200	Total Debt NCF DSCR at LIBOR Cap	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Annual Total Debt Debt Service (at LIBOR Cap).	0.01
201	Current Trust Asset LTV	Calculation	Computation in which the respective loan's Trust Asset Cut-off Balance divided by the Appraised Value ($).	None
202	Maturity Trust Asset LTV	Calculation	Computation in which the respective loan's Trust Asset Initial Maturity Balance divided by the Appraised Value ($).	None
203	Current Whole Loan LTV	Calculation	Computation in which the respective loan's Whole Loan Cut-off Balance divided by the Appraised Value ($).	None
204	Maturity Whole Loan LTV	Calculation	Computation in which the respective loan's Whole Loan Initial Maturity Balance divided by the Appraised Value ($).	None
205	Current Total Debt LTV	Calculation	Computation in which the respective loan's Total Debt Cut-off Balance divided by the Appraised Value ($).	None
206	Maturity Total Debt LTV	Calculation	Computation in which the respective loan's Total Debt Initial Maturity Balance divided by the Appraised Value ($).	None
207	Trust Asset NOI DY	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Trust Asset Cut-off Balance.	None
208	Trust Asset NCF DY	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Trust Asset Cut-off Balance.	None
209	Whole Loan NOI DY	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Whole Loan Cut-off Balance.	None
210	Whole Loan NCF DY	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Whole Loan Cut-off Balance.	None
211	Total Debt NOI DY	Calculation	Computation in which the respective loan's Underwritten NOI ($) was divided by the Total Debt Cut-off Balance.	None
212	Total Debt NCF DY	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the Total Debt Cut-off Balance.	None
213	Master Servicing Fee Rate	Fee Schedule	Master Servicing Fee Rate, as stated in the Schedule.	None
214	Primary Servicing Fee Rate	Fee Schedule	Primary Servicing Fee Rate, as stated in the Schedule.	None
215	Trustee & Paying Agent Fee	Fee Schedule	Trustee & Paying Agent Fee, as stated in the Schedule.	None
216	CREFC Royalty Fee	Fee Schedule	CREFC Royalty Fee, as stated in the Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Commercial Mortgage Pass-Through Certificates Series 2017-SCH Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
217	Cash/Pmt Collection Function	Fee Schedule	Cash/Pmt Collection Function, as stated in the Schedule.	None
218	Subservicer Fee	Fee Schedule	Subservicer, as stated in the Schedule.	None
219	Admin. Fee	Calculation	Computation in which the Master Servicing Fee Rate, Primary Servicing Fee Rate, Trustee & Paying Agent Fee, CREFC Royalty Fee and Subservicer Fee was summed.	None
220	Net Trust Asset Margin	Calculation	Computation in which the Admin. Fee was subtracted from the Trust Asset Margin.	None
221	Borrower Name	Loan Agreement	Borrower name, as stated in the Loan Agreement.	None
222	Principal / Loan Sponsor	Guaranty	Guarantor, as stated in the Guaranty Agreement.	None
223	Property Management	Property Management Agreement	Property Manager, as stated in the Property Management Agreement.	None
224	Loan Purpose	Settlement Statement	Loan purpose, as indicated on the Settlement Statement.	None
225	Franchise	Franchise Agreement	Franchise, as stated in the Franchise Agreement.	None
226	Brand	Appraisal	Brand, as stated in the Appraisal.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Commercial Mortgage Pass-Through Certificates Series 2017-SCH Specified Attributes Provided by the Company	EXHIBIT B

Specified Attributes Provided by the Company

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Cut-Off Date
3	Assumed LIBOR

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17